FINANCIAL INSTRUMENTS - DERIVATIVES (Details)	6 Months Ended			12 Months Ended	6 Months Ended						6 Months Ended												6 Months Ended
	Jun. 30, 2014 USD ($)		Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Norwegian Kroner [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Norwegian Kroner [Member] USD [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Norwegian Kroner [Member] NOK	Jun. 30, 2014 Interest Rate Swaps [Member] USD ($)		Dec. 31, 2013 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2014 Interest Rate Swaps [Member] Minimum [Member]	Jun. 30, 2014 Interest Rate Swaps [Member] Maximum [Member]	Jun. 30, 2014 Carrying Value [Member] Level 1 [Member] USD ($)		Dec. 31, 2013 Carrying Value [Member] Level 1 [Member] USD ($)		Jun. 30, 2014 Fair Value [Member] Level 1 [Member] USD ($)		Dec. 31, 2013 Fair Value [Member] Level 1 [Member] USD ($)		Jun. 30, 2014 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2013 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Jun. 30, 2014 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Minimum [Member]	Jun. 30, 2014 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Maximum [Member]
Derivative [Line Items]
High-yield bonds (1)													$ 212,085,000	[1]	$ 214,100,000	[1]	$ 224,174,000	[1]	$ 221,166,000	[1]
Fair value of high yield bonds of face value	105.70%
Fair value/ carrying value of interest rate swap agreements																					500,000	3,500,000
Derivative Liability, Notional Amount						227,193,000	1,300,000,000														324,400,000	287,100,000
Derivative, Maturity Date					Oct. 31, 2017						Jan. 10, 2015	Jan. 10, 2020											May 15, 2015	Oct. 01, 2020
Fixed interest rates (in hundredths)					6.485%						0.92%	6.485%
Cross currency interest rate swap liabilities					(19,950,000)
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)			(5,100,000)	(4,000,000)
Maximum period in restricted cash and short-term investments	6 months
Reset basis of variable interest rates for floating long-term debt	on a quarterly or six monthly basis
Derivative, Notional Amount	$ 1,173,381,000	[2]	$ 227,200,000					$ 1,173,400,000	[2]	$ 1,224,800,000

[1]	High-yield bonds with a carrying value of $212.1 million and $214.1 million as of June 30, 2014 and December 31, 2013, respectively, is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2014 was $224.2 million, which is 105.70% of their face value.
[2]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 5 above.